Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Schedule of Warrant Activity
The following summarizes the warrant activity for the nine months ended September 30, 2013:
		Weighted- Average	Weighted- Average Remaining
	Number of	Exercise	Contractual Term	Intrinsic
	Units	Price	(in years)	value
Outstanding at December 31, 2012	342,000	$0.01
Grants	9,879,036	0.70
Outstanding at September 30, 2013	10,221,036	$0.67	2.2	$102,375
Exercisable at September 30, 2013	10,221,036	$0.67	2.2	$102,375

The following summarizes the warrant activity for the year ended December 31, 2012:
		Weighted-	Weighted-
	Number	Average	Average Remaining Contractual
	of	Exercise	Term	Intrinsic
	Units	Price	(in years)	value
Outstanding at December 31, 2011	—	$—	—	$—
Grants	342,000	$0.01
Outstanding at December 31, 2012	342,000	0.01	4.6	$246,240
Exercisable at December 31, 2012	342,000	$0.01	4.6	$246,240

Schedule of Fair Value Assumptions
The warrants issued during the nine months ended September 30, 2013 were valued using the Black-Scholes pricing model with the following range of assumptions:
Black-Scholes Pricing Model Assumptions
Exercise price	$0.01 - $0.75
Stock price	$0.26 - $1.37
Volatility	153.81% - 205.42%
Risk-free interest rate	0.20% - 1.78%
Expected Term	1.5 - 5 years

The grant-date fair value of the warrants, and thus the debt discount, was valued using the Black-Scholes pricing model with the following assumptions:
Exercise price	$0.01
Stock price	$0.00 - $0.72
Volatility	127.5% - 159.8%
Risk-free interest rate	0.26% - 0.34%
Expected Term	2.5 years